Note 8. Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Notes
Note 8. Commitments and Contingencies

Note 5.                        Commitments and Contingencies

Effective July 17, 2016, the Company entered into an Employment Agreement (the “Agreement”) with Timothy R. Kasmoch to serve as the Company’s President and Chief Executive Officer commencing July 17, 2016.  The Agreement is for a three-year term and provides for automatic renewal of successive one-year terms unless notice is provided ninety (90) days prior to the expiration of the then current term.  The Agreement provides that Mr. Kasmoch is to receive an annual base salary of $150,000, subject to annual increase at the discretion of the Board of Directors of the Company.  In addition, Mr. Kasmoch is eligible for an annual cash bonus in an amount to be determined, a vehicle allowance, and otherwise subject to the discretion of, the Board of Directors.  Under the Agreement, this determination is to be based upon the Board of Directors review of Mr. Kasmoch's performance.  The Agreement also provides for annual stock option grants to Mr. Kasmoch.  The Employment Agreement permits Mr. Kasmoch to terminate his employment in the event of a change of control or certain enumerated material breaches thereof by the Company.  In the event the Company terminates his Employment Agreement without cause, Mr. Kasmoch is entitled to receive his base salary for the period between the termination date and the natural expiration of his Employment Agreement or any extension thereof. Employee shall also have the right to exercise all options that have vested through and including the termination date.  Additional information about the Agreement is available as Exhibit 10.7 in the Form S-1 filed on July 25, 2016.

Effective July 17, 2016, the Company entered into an Employment Agreement (the “Agreement”) with Robert W. Bohmer to serve as the Company’s Executive Vice President and General Counsel commencing July 17, 2016.  The Agreement is for a three-year term and provides for automatic renewal of successive one-year terms unless notice is provided ninety (90) days prior to the expiration of the then current term.  The Agreement provides that Mr. Bohmer is to receive an annual base salary of $57,200, subject to annual increase at the discretion of the Board of Directors of the Company.  In addition, Mr. Bohmer is eligible for an annual cash bonus in an amount to be determined, and otherwise subject to the discretion of, the Board of Directors.  Under the Agreement, this determination is to be based upon the President/Chief Executive Officer’s and Board of Directors review of Mr. Bohmer's performance.  The Agreement also provides for annual stock option grants to Mr. Bohmer.  The Employment Agreement permits Mr. Bohmer to terminate his employment in the event of a change of control or certain enumerated material breaches thereof by the Company.  In the event the Company terminates his Employment Agreement without cause, Mr. Bohmer is entitled to receive his base salary for the period between the termination date and the natural expiration of his Employment Agreement or any extension thereof.  Employee shall also have the right to exercise all options that have vested through and including the termination date.  Additional information about the Agreement is available as Exhibit 10.8 in the Form S-1 filed on July 25, 2016.

Effective July 17, 2016, the Company entered into an Employment Agreement (the “Agreement”) with James K. McHugh to serve as the Company’s Chief Financial Officer, Secretary and Treasurer commencing July 17, 2016.  The Agreement is for a three-year term and provides for automatic renewal of successive one-year terms unless notice is provided ninety (90) days prior to the expiration of the then current term.  The Agreement provides that Mr. McHugh is to receive an annual base salary of $125,000, subject to annual increase at the discretion of the Board of Directors of the Company.  In addition, Mr. McHugh is eligible for an annual cash bonus in an amount to be determined, and otherwise subject to the discretion of, the Board of Directors.  Under the Agreement, this determination is to be based upon the President/Chief Executive Officer’s and Board of Directors review of Mr. McHugh's performance.  The Agreement also provides for annual stock option grants to Mr. McHugh.  The Employment Agreement permits Mr. McHugh to terminate his employment in the event of a change of control or certain enumerated material breaches thereof by the Company.  In the event the Company terminates his Employment Agreement without cause, Mr. McHugh is entitled to receive his base salary for the period between the termination date and the natural expiration of his Employment Agreement or any extension thereof.  Employee shall also have the right to exercise all options that have vested through and including the termination date.  Additional information about the Agreement is available as Exhibit 10.9 in the Form S-1 filed on July 25, 2016.

As of June 30, 2016, the Company has accrued a liability of approximately $182,000 to reflect the total amount of salary and related payroll taxes voluntarily deferred by its three executive officers since February 2012 under their 2010 employment agreements, as amended, as well as approximately $82,000 in undeferred salary and related payroll taxes, for a combined total of approximately $264,000 in unpaid salaries and related payroll taxes.  Additional information about the 2010 employment agreements and any subsequent amendments for the officers is available in Item 11 Executive Compensation of the Form 10-K filed on April 14, 2016.

The Company’s executive and administrative offices are located in Toledo, Ohio.  In April 2011, the Company signed a 68 month lease with Deerpoint Development Co., Ltd. (“Deerpoint”).  The total minimum rental commitment for the remaining succeeding year of 2016 is $40,764.  In June 2015, the Company issued Deerpoint 16,106 shares of unregistered common stock at a price of $1.43 per share in exchange for six months rent, resulting in net additional expense of approximately $2,600 above the contracted amount, but saving approximately $20,400 of cash.  The total rental expense included in the statements of operations for the six months ended June 30, 2016 and 2015 is approximately $20,400 and $23,000, respectively.  The total rental expense included in the statements of operations for the three months ended June 30, 2016 and 2015 is approximately $10,200 and $12,800, respectively.

In October 2010, the Company began to lease property in Emlenton, Pennsylvania under a lease with A-C Valley Industrial Park, for one year.  After September 2011, the Company operated under a month-to-month lease agreement, for a reduced rate, therefore there is no minimum rental commitment at June 30, 2016 for any of the succeeding five years.  The total rental expense included in the statements of operations for each of the six months and three months ended June 30, 2016 and 2015 is $6,000 and $3,000, respectively.

            In June 2009, the Company began to maintain an office in West Unity, Ohio under a lease with D&B Colon Leasing, LLC, (“D&B”) for one year.  In June 2010, the Company renewed the lease for an additional year through May 2011, and operated under a month-to-month lease until the Company closed the office in September 2014.  In June 2015, the Company issued D&B 20,997 shares of unregistered common stock at a price of $1.48 per share in exchange for the remaining eleven months rent owed, resulting in net additional expense of approximately $3,600 above the contracted amount, but saving $27,500 of cash.  The total rental expense included in the statements of operations for the six months ended June 30, 2016 and 2015 is $-0- and $3,600, respectively.  The total rental expense included in the statements of operations for the three months ended June 30, 2016 and 2015 is $-0- and $3,600, respectively.

For each of the six months and three months ended June 30, 2016 and 2015, the Company paid a total of $13,200 and $6,600, respectively, recorded as rent in selling, general and administrative expense, on behalf of the Chief Executive Officer.  No future commitment exists in any succeeding years as the residential building lease is not in the Company’s name, however the Company expects to pay $8,800 for the remainder of 2016 through the lease term maturing October 31, 2016.

In June 2014, Mulberry Processing, LLC, a wholly owned subsidiary of the Company, entered into a contract to lease certain real property and buildings in Bradley, Florida from Bowling Green Holdings, LLC, for a five year lease term beginning June 1, 2014 and a monthly payment of $10,000.  More details can be found in Note 4 Capital Lease, in default.

In September 2014, the Company entered into an operating lease with Caterpillar Financial for operating equipment at its Bradley, Florida location.  The lease term is for three years beginning October 2014 and a monthly payment of $3,155.  The total minimum rental commitment for the year ending December 31, 2016 is $37,900 and for the year ending December 31, 2017 is $28,400.  The total rental expense included in the statements of operations for each of the six months and three months ended June 30, 2016 and 2015 is $18,930 and $9,465, respectively.

            For all of the Company’s operating leases, the total rental expense included in the statements of operations for the six months ended June 30, 2016 and 2015 is $58,500 and $64,700, respectively.  The total rental expense included in the statements of operations for the three months ended June 30, 2016 and 2015 is $29,300 and $35,500, respectively.

Management believes that all of the Company’s properties are adequately covered by insurance.

The Company operates in an environment with many financial risks, including, but not limited to, major customer concentrations, customer contract termination provisions, competing technologies, infringement and/or misappropriation of intellectual property rights, the highly competitive and, at times, seasonal nature of the industry and worldwide economic conditions.  Various federal, state and governmental agencies are considering, and some have adopted, laws and regulations regarding environmental protection which could adversely affect the business activities of the Company.  The Company cannot predict what effect if any, current and future regulations may have on the operations of the Company.

From time to time the Company is involved in legal proceedings and subject to claims which may arise in the ordinary course of business.  Certain unsecured creditors have brought civil action against the Company related to nonpayment.  The Company has not accrued any additional amount related to these charges, but continue to negotiate payment plans to satisfy these creditors.

Note 8.            Commitments and Contingencies

In 2010, the Company and Timothy R. Kasmoch, the President and Chief Executive Officer, entered into an Employment Agreement for a five-year term.  Mr. Kasmoch is to receive an annual base salary of $150,000, subject to an annual discretionary increase.  In addition, Mr. Kasmoch is eligible for an annual cash bonus and was granted stock options from the Company’s Second Amended and Restated 2004 Stock Option Plan.  Generally, the Agreement may be terminated by the Company with or without cause or by the Employee for any reason.  In March of 2015 and 2016, Mr. Kasmoch’s Employment Agreement automatically renewed for a one-year term.

In 2010, the Company and Robert W. Bohmer, the Executive Vice President and General Counsel, entered into an Employment Agreement for a five-year term.  Mr. Bohmer is to receive an annual base salary of $150,000, subject to an annual discretionary increase.  In addition, Mr. Bohmer is eligible for an annual cash bonus and was granted stock options from the Company’s Second Amended and Restated 2004 Stock Option Plan.  Generally, the Agreement may be terminated by the Company with or without cause or by the Employee for any reason.  In March of 2015 and 2016, Mr. Bohmer’s Employment Agreement automatically renewed for a one-year term.

In May 2014, the Company and Mr. Bohmer agreed to an adjustment to his employment contract, making him a part-time employee and adjusting his salary to $57,200.  Additional information is available in “Item 11 Executive Compensation” in this Form 10-K.

In 2010, the Company and James K. McHugh, the Chief Financial Officer, Secretary and Treasurer, entered into an Employment Agreement for a five-year term.  Mr. McHugh is to receive an annual base salary of $125,000, subject to an annual discretionary increase.  In addition, Mr. McHugh is eligible for an annual cash bonus and was granted stock options from the Company’s Second Amended and Restated 2004 Stock Option Plan.  Generally, the Agreement may be terminated by the Company with or without cause or by the Employee for any reason.  In March of 2015 and 2016, Mr. McHugh’s Employment Agreement automatically renewed for a one-year term.

In May 2013, the Company’s Board of Directors approved an amendment to each of the Company’s executive officer’s respective employment agreement only as it applied to the stock option grant.  Additional information is available in “Item 11 Executive Compensation” in this Form 10-K.

As of December 31, 2015, the Company has accrued a liability of approximately $160,700 to reflect the total amount of salary and related payroll taxes voluntarily deferred by its three executive officers since February 2012, as well as approximately $95,100 in undeferred salary and related payroll taxes, for a combined total of approximately $255,800 in unpaid salaries and related payroll taxes.  More details of these liabilities are contained in Note 2.

In February 2013, the Company received a letter from counsel on behalf of one of our stockholders (“Counsel letter”), demanding a review by the Board of option plan issuances in 2010 and 2011 to members of management.  In response, the Board formed a Special Committee to evaluate the 2004 and 2010 Stock Option Plans for the issuances in 2010 pursuant to the multi-year employment agreements with Messrs. Kasmoch, Bohmer and McHugh under the 2004 Option Plan, and the 2011 award to Mr. Kasmoch under the 2010 Option Plan.  In May 2013, the Special Committee and the Board finished reviewing the awards and sent a letter in reply to the Counsel letter.  The Board also approved an amendment to each the executive officer’s respective employment agreement, and renegotiated their option grants such that (i) no grant in any single year exceeds the Plan Limits, and, (ii) each employee return to respective Option Plan the number of options by which his annual grant exceeded the Plan Limits for any single year.  Additional information is available in Item 11 “Executive Compensation” of the Form 10-K filed April 15, 2015.

As a result of these actions, and after additional negotiations, on July 14, 2014 the Company and the stockholder entered into a Confidential Settlement Agreement and General Release with the following terms: Without admitting liability in connection with any of the claims asserted but in order to avoid the expenses and uncertainty of potential litigation the Company agreed: (i) the Company will adopt certain procedures to monitor future issuances of options to management; (ii) the Company will make an installment payment of $20,000 ratably over ten months to counsel for the stockholder who asserted the claim, but none of these funds will be paid to the stockholder; (iii) the Company will issue warrants to counsel for the stockholder exercisable at a predetermined price.  In exchange for the foregoing the parties exchanged general releases and this matter is resolved completely.  Based on the terms of the settlement, the Company accrued an estimated expense of $86,500, recorded as a trade account payable, at December 31, 2013 and, due to an increase in the underlying valuation of the warrants, an additional accrual of $93,900 for the quarter ended March 31, 2014, for a total expense of $180,400 to recognize the cost of the final settlement.  All but $20,000 of this expense is for the non-cash component.  The final settlement payment due under the settlement is in default, and as of December 31, 2015 and 2014, the Company owed approximately $2,000 and $16,000 in cash installment payments, respectively.

The Company’s executive and administrative offices are located in Toledo, Ohio.  In April 2011, the Company signed a 68 month lease with Deerpoint Development Co., Ltd.  The total minimum rental commitment for the remaining succeeding year of 2016 is $40,800.  The total rental expense included in the statements of operations for the year ended December 31, 2015 and 2014 is approximately $43,400 and $40,800, respectively.  Additional information is available in “Item 2 Properties” in this Form 10-K.

In October 2010, the Company began to lease property in Emlenton, Pennsylvania under a lease with A-C Valley Industrial Park, for one year.  After September 2011, the Company operated under a month-to-month lease agreement, for a reduced rate, therefore there is no minimum rental commitment at December 31, 2015 for any of the succeeding five years.  The total rental expense included in the statements of operations for each of the years ended December 31, 2015 and 2014 is $12,000.

In June 2009, the Company began to maintain an office in West Unity, Ohio under a lease with D&B Colon Leasing, LLC (“D&B”), for one year.  In June 2010, the Company renewed the lease for an additional year through May 2011, and operated under a month-to-month lease until the Company closed the office in September 2014.  In June 2015, the Company issued D&B 20,997 shares of unregistered common stock at a price of $1.48 per share in exchange for the remaining eleven months rent owed, resulting in net additional expense of approximately $3,600 above the contracted amount, but saving $27,500 of cash.  The total rental expense included in the statements of operations for the year ended December 31, 2015 and 2014 is $3,600 and $22,500, respectively.

The Company maintained an office in Daytona Beach under a lease with the County of Volusia, Florida, from March 2009 through March 2014.  Effective and subsequent to April 2014, the Company briefly operated on a month to month lease with Volusia County, to allow the removal of certain owned assets and finished product from the site as approved by the County.  The total rental expense included in the statements of operations for each of the years ended December 31, 2015 and 2014 is $-0- and $15,000, respectively.

In June 2014, Mulberry Processing, LLC, a wholly owned subsidiary of the Company, entered into a contract to lease certain real property and buildings in Bradley, Florida from Bowling Green Holdings, LLC, for a five year lease term beginning June 1, 2014 and a monthly payment of $10,000.  More details can be found in Note 4 Capital Lease.

For the year ended December 31, 2015 and 2014, the Company paid a total of $26,400 and $19,800, respectively, recorded as rent in selling, general and administrative expense, on behalf of the Chief Executive Officer.  No future commitment exists in any succeeding years as the residential building lease is not in the name of the Company, however the Company expects to pay $22,000 in 2016 through the lease term maturing October 31, 2016.

In September 2014, the Company entered into an operating lease with Caterpillar Financial for operating equipment at its Bradley, Florida location.  The lease term is for three years beginning October 2014 and a monthly payment of approximately $3,200.  The total minimum rental commitment for the year ending December 31, 2016 is $37,900 and for the year ending December 31, 2017 is $28,400.  The total rental expense included in the statements of operations for each of the years ended December 31, 2015 and 2014 is $37,900 and $12,600, respectively.

For all of the Company’s operating leases, the total rental expense included in the statements of operations for the years ended December 31, 2015 and 2014 is $123,300 and $122,700, respectively.

The following is a schedule by years of future minimum payments required for all of the Company’s operating leases as of December 31, 2015:

amount
2016	37,900
2017	28,400
2018	-
2019	-
2020	-
Total minimum lease payments	$ 66,300

Management believes that all of the Company’s properties are adequately covered by insurance.

The Company operates in an environment with many financial risks, including, but not limited to, major customer concentrations, customer contract termination provisions, competing technologies, infringement and/or misappropriation of intellectual property rights, the highly competitive and, at times, seasonal nature of the industry and worldwide economic conditions.  Various federal, state and governmental agencies are considering, and some have adopted, laws and regulations regarding environmental protection which could adversely affect the business activities of the Company.  The Company cannot predict what effect, if any, current and future regulations may have on the operations of the Company.

From time to time the Company is involved in legal proceedings and subject to claims which may arise in the ordinary course of business.  Certain unsecured creditors have brought civil action against the Company related to nonpayment.  The Company has not accrued any additional amount related to these charges, but continue to negotiate payment plans to satisfy these creditors.